Prepayments On Flight Equipment (Summary Of Movements In Prepayments On Flight Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepayments On Flight Equipment [Abstract]
Net book value at beginning of period	$ 53,594	$ 95,619	$ 199,417
Prepayments made during the period	205,865	33,508	43,313
Interest capitalized during the period	7,455	2,616	4,439
Prepayments and capitalized interest applied against the purchase of flight equipment	(43,099)	(78,149)	(151,550)
Net book value at end of period	$ 223,815	$ 53,594	$ 95,619